Intangible assets	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

7. Intangible assets

For the period ended December 31, 2022, intangible assets were €87,000 and consist of software implementation costs related to the new enterprise resource planning system (“ERP”). There were no disposals, nor impairments during the period. Depreciation will be accounted for starting from the financial year 2023 after the go-live of the ERP platform. No intangible assets purchases occurred during the 12 months ended December 31, 2021.